Employee Benefit Plans (Benefit Cost Components) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	CAD 35	CAD 22
Defined Benefit Plan, Interest Cost	79	59
Defined Benefit Plan, Expected Return on Plan Assets	(97)	(65)
Defined Benefit Plan, Amortization of Gains (Losses)	42	48
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1)	(1)
Current year amortization of regulatory assets liabilties	9	0
Net Periodic Benefit Cost, Total	67	63
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	4	3
Defined Benefit Plan, Interest Cost	9	4
Defined Benefit Plan, Expected Return on Plan Assets	(1)	0
Defined Benefit Plan, Amortization of Gains (Losses)	2	1
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(8)	(6)
Current year amortization of regulatory assets liabilties	0	0
Net Periodic Benefit Cost, Total	CAD 6	CAD 1